Financial Liabilities - Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Level 1 [Member]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs [Line Items]
Conversion component of convertible loans
Total	583
Level 1 [Member] | Public Warrants [Member]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs [Line Items]
Public warrants	583
Level 1 [Member] | Private Warrants [Member]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs [Line Items]
Public warrants
Level 3 [Member]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs [Line Items]
Conversion component of convertible loans	5,141
Total	18,442
Level 3 [Member] | Public Warrants [Member]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs [Line Items]
Public warrants
Level 3 [Member] | Private Warrants [Member]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs [Line Items]
Public warrants	$ 13,301